UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Hylas Capital Management, L.P.

Address:   623 Fifth Avenue, 25th Floor
           New York, New York 10022


Form 13F File Number: 028-14679


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Adam Horowitz
Title:  Chief Operating Officer
Phone:  212-251-3860

Signature,  Place,  and  Date  of  Signing:

/s/ Adam Horowitz                  New York, New York                 8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              11

Form 13F Information Table Value Total:  $      873,904
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERISTAR CASINOS INC     COM              017175100    7,997   450,000 SH       SOLE                  450,000      0    0
CAL DIVE INTL INC DEL     COM              44103109     6,261 2,159,000 SH       SOLE                2,159,000      0    0
ENPRO INDS INC            COM              12802T101   14,500   388,000 SH       SOLE                  388,000      0    0
FELCOR LODGING TR INC     COM              29355X107    4,771 1,015,000 SH       SOLE                1,015,000      0    0
GRAY TELEVISION INC       COM              31430F101    1,316   895,000 SH       SOLE                  895,000      0    0
KINDER MORGAN INC DEL     *W EXP 05/25/201 G9456A100    6,346 2,938,000 SH       SOLE                2,938,000      0    0
LIN TV CORP               CL A             389375106    3,766 1,247,000 SH       SOLE                1,247,000      0    0
MACQUARIE INFRASTR CO LLC MEMBERSHIP INT   464287655   17,777   534,000 SH       SOLE                  534,000      0    0
OCEAN RIG UDW INC         SHS              532774106    6,998   518,000 SH       SOLE                  518,000      0    0
OIL STS INTL INC          COM              55608B105   14,763   223,000 SH       SOLE                  223,000      0    0
SPDR S&P 500 ETF TR       TR UNIT          Y64354205  789,409 5,800,000 SH  PUT  SOLE                5,800,000      0    0


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